Fair Value Measurements (Details) - Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes Payable [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Dividend yield
Term (years)	6 months 18 days
Notes Payable [Member] | Measurement Input, Price Volatility [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Expected volatility	34.00%
Notes Payable [Member] | Measurement Input, Risk Free Interest Rate [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Risk-free interest rate	5.14%
Notes Payable [Member] | Measurement Input, Success probability [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Success probability	15.00%
Warrants [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Dividend yield
Term (years)	4 years 10 months 20 days	2 years
Warrants [Member] | Measurement Input, Price Volatility [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Expected volatility	77.00%	63.00%
Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Risk-free interest rate	3.81%	4.37%
Warrants [Member] | Measurement Input, Success probability [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Success probability	15.00%	15.00%
Conversion Options [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Dividend yield
Term (years)		3 months 29 days
Conversion Options [Member] | Measurement Input, Price Volatility [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Expected volatility		54.00%
Conversion Options [Member] | Measurement Input, Risk Free Interest Rate [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Risk-free interest rate		4.53%
Conversion Options [Member] | Measurement Input, Success probability [Member]
Schedule of Range of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Success probability		15.00%